Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets And Other Liabilities [Abstract]
Schedule of Other Assets
Included in other assets are:

	As of December 31,
Other assets	2020	2019
Cash surrender value on bank owned life insurance	$71,977	$11,357
Prepaid expenses	5,328	4,575
Software	1,147	1,999
Mortgage lending receivable	8,716	10,765
Derivatives (See Note 18)	68,938	21,981
Deferred tax asset (See Note 15)	16,396	—
FHLB lender risk account receivable (See Note 1)	12,729	11,225
Pledged collateral on derivative instruments	57,985	33,616
Other assets	30,900	27,196
Total other assets	$274,116	$122,714

Schedule of Other Liabilities
Included in other liabilities are:

	As of December 31,
Other liabilities	2020	2019
Deferred compensation	$2,261	$1,718
Accrued payroll	35,827	16,517
Mortgage buyback reserve	5,928	3,529
Accrued interest	6,772	6,465
Derivatives (See Note 18)	48,242	17,933
Deferred tax liability (See Note 15)	—	20,490
FHLB lender risk account guaranty	6,183	5,546
Reserve for unfunded commitments	16,378	—
Other liabilities	42,809	15,256
Total other liabilities	$164,400	$87,454